Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Deficit

NOTE 9 - STOCKHOLDERS’ DEFICIT

Stock-Based Compensation

During the three and nine months ended September 30, 2014 and 2013, the Company recognized stock-based compensation, including consultants, of approximately $0, $0, $46,711, and $48,200, to general and administrative expenses and $0, $0, $0, and $0 to project development expenses, respectively. There is no additional future compensation expense to record as of September 30, 2014 based on the previous awards.

Stock Purchase Agreement

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. The Company also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement was to be declared effective by March 31, 2011, LPC did not terminate the Purchase Agreement. The registration statement was declared effective on May 10, 2011, without any penalty. The Purchase Agreement was terminated in July 18, 2013. During the nine months ended September 30, 2014 and 2013 the Company drew $0 on the Purchase Agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances; if issuances are at prices lower than the current exercise price (see Note 6). The warrants have an expiration date of January 2016.

Equity Facility Agreement

On March 28, 2012, BlueFire finalized a committed equity facility (the “Equity Facility”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), whereby the parties entered into (i) a committed equity facility agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), TCA committed to purchase up to $2,000,000 of BlueFire’s common stock, par value $0.001 per share (the “Shares”), pursuant to Advances (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement was equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an “Advance”) to BlueFire, subject to the terms of the Equity Agreement. The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise. As further consideration for TCA entering into and structuring the Equity Facility, BlueFire paid to TCA a fee by issuing to TCA shares of BlueFire’s common stock that equal a dollar amount of $110,000 (the “Facility Fee Shares”). It was the intention of BlueFire and TCA that the value of the Facility Fee Shares shall equal $110,000. In the event the value of the Facility Fee Shares issued to TCA did not equal $110,000 after a nine month evaluation date, the Equity Agreement provided for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to BlueFire’s treasury) to adjust the number of Facility Fee Shares issued. BlueFire also entered into the Registration Rights Agreement with TCA. Pursuant to the terms of the Registration Rights Agreement, BlueFire was obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. BlueFire must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 90 days following closing.

On March 28, 2012, BlueFire entered into a security agreement (the “Security Agreement”) with TCA, related to a $300,000 convertible promissory note issued by BlueFire in favor of TCA (the “Convertible Note”). The Security Agreement granted to TCA a continuing, first priority security interest in all of BlueFire’s assets, wheresoever located and whether now existing or hereafter arising or acquired. On March 28, 2012, BlueFire issued the Convertible Note in favor of TCA. The maturity date of the Convertible Note was March 28, 2013, and the Convertible Note bore interest at a rate of twelve percent (12%) per annum with a default rate of eighteen percent (18%) per annum. The Convertible Note was convertible into shares of BlueFire’s common stock at a price equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) trading days immediately prior to the date of conversion. The Convertible Note had the option to be prepaid in whole or in part at BlueFire’s option without penalty. The proceeds received by the Company under the purchase agreement were used for general working capital purposes which include costs reimbursed under the DOE cost share program.

In connection with the Convertible Note, approximately $93,000 was withheld and immediately disbursed to cover costs of the Convertible Note and Equity Facility described above. The costs related to the Convertible Note were $24,800 which were capitalized as deferred financing costs; were amortized on a straight-line basis over the term of the Convertible Note. In addition, $7,500 was dispersed to cover legal fees. After all costs, the Company received approximately $207,000 in cash from the Convertible Note. Amortization of the deferred financing costs during the nine months ended September 30, 2014 and 2013 was approximately $0 and $38,600, respectively. As of September 30, 2014, there were no remaining deferred financing costs.

This note contained an embedded conversion feature whereby the holder could convert the note at a discount to the fair value of the Company’s common stock price. Based on applicable guidance the embedded conversion feature was considered a derivative instrument and bifurcated. This liability was recorded on the face of the financial statements as “derivative liability”, and was revalued each reporting period. During the nine months ended September 30, 2014, the note was repaid in full along with accrued interest and fees thereon. Accordingly, the remaining derivative liability of $13,189 was transferred to equity.

On April 11, 2014, the Convertible Note with TCA was repaid in full.

Liability Purchase Agreement

On December 9, 2013, The Circuit Court of the Second Judicial Circuit in and for Leon County, Florida (the “Court”), entered an order (the “Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act of 1933, in accordance with a stipulation of settlement (the “Settlement Agreement”) between the Company, and Tarpon Bay Partners, LLC, a Florida limited liability company (“Tarpon”), in the matter entitled Tarpon Bay Partners, LLC v. BlueFire Renewables, Inc., Case No. 2013-CA-2975 (the “Action”). Tarpon commenced the Action against the Company on November 21, 2013 to recover an aggregate of $583,710 of past-due accounts payable of the Company, which Tarpon had purchased from certain creditors of the Company pursuant to the terms of separate receivable purchase agreements between Tarpon and each of such vendors (the “Assigned Accounts”), plus fees and costs (the “Claim”). The Assigned Accounts relate to certain legal, accounting, financial services, and the repayment of aged debt. The Order provides for the full and final settlement of the Claim and the Action. The Settlement Agreement became effective and binding upon the Company and Tarpon upon execution of the Order by the Court on December 9, 2013. Notwithstanding anything to the contrary in the Stipulation, the number of shares beneficially owned by Tarpon will not exceed 9.99% of the Company’s Common Stock. In connection with the Settlement Agreement, the Company relied on the exemption from registration provided by Section 3(a)(10) under the Securities Act.

Pursuant to the terms of the Settlement Agreement approved by the Order, the Company shall issue and deliver to Tarpon shares (the “Settlement Shares”) of the Company’s Common Stock in one or more tranches as necessary, and subject to adjustment and ownership limitations, sufficient to generate proceeds such that the aggregate Remittance Amount (as defined in the Settlement Agreement) equals the Claim. In addition, pursuant to the terms of the Settlement Agreement, the Company issued to Tarpon the Tarpon Initial Note in the principal amount of $25,000. Under the terms of the Tarpon Initial Note, the Company shall pay Tarpon $25,000 on the date of maturity which was January 30, 2014. This Note was convertible by Tarpon into the Company’s Common Shares (See Note 4).

Pursuant to the fairness hearing, the Order, and the Company’s agreement with Tarpon, on December 23, 2013, the Company issued the Tarpon Success Fee Note in the principal amount of $50,000 in favor of Tarpon as a commitment fee. The Tarpon Success Fee Note was due on June 30, 2014. The Tarpon Success Fee Note was convertible into shares of the Company’s common stock (See Note 4).

In connection with the settlement, on December 18, 2013 the Company issued 6,619,835 shares of Common Stock to Tarpon in which gross proceeds of $29,802 were generated from the sale of the Common Stock. In connection with the transaction, Tarpon received fees of $7,450 and providing payments of $22,352 to settle outstanding vendor payables. During the nine months ended September 30, 2014, the Company issued Tarpon 61,010,000 shares of Common Stock from which gross proceeds of $163,406 were generated from the sale of the Common Stock. In connection with the transaction, Tarpon received fees of $42,402 and providing payments of $121,004 to settle outstanding vendor payables. Any shares not used by Tarpon are subject to return to the Company. Accordingly, the Company accounts for these shares as issued but not outstanding until the shares have been sold by Tarpon and the proceeds are known. Net proceeds received by Tarpon are included as a reduction to accounts payable or other liability as applicable, as such funds are legally required to be provided to the party Tarpon purchased the debt from.

Warrants Exercised

Some of our warrants contain a provision in which the exercise price is to be adjusted for future issuances of common stock at prices lower than their current exercise price.

In 2012, certain shareholders’ owning an aggregate of 5,740,741 warrants made claims of the Company that the exercise price of their warrants should have been adjusted due to a certain issuance of common shares by the Company (see Note 6). The Company believed that said issuance would not trigger adjustment based on the terms of the respective agreements.

On December 4, 2012, these shareholders presented exercise forms to the Company to exercise all 5,740,741 warrants for a like amount of common shares. The warrants were exercised at $0.00, which is the amount the shareholders’ believed the new exercise price should be based the ratchet provision and their claims.

On February 26, 2013, the Company received notice that the Court issued an Order in connection with these certain shareholders’ claims of breach of contract and declaratory relief related to 5,740,741 warrants issued by the Company.

Pursuant to the Order, the Court ruled in favor of the shareholders on the two claims, finding that the Warrants contain certain anti-dilution protective provisions which provide for the re-adjustment of the exercise price of such Warrants upon certain events and that such exercise price per share of the Warrants must be decreased to $0.00.

The Company has considered these warrants exercised based on the notice of exercise received from the respective shareholders in December 2012. The Company determined, that based on the Order by the Court a ratchet event had taken place based on the Order and claims made. The Company used December 4, 2012 as the date in which the new terms were considered to be in force based on the Shareholders’ notice to exercise on that date and the Courts subsequent Order that allowed the Shareholders to do so. On August 2, 2013, the Company issued these 5,740,741 shares.

NOTE 9 - STOCKHOLDERS’ DEFICIT

Stock Purchase Agreement

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. The Company also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement was to be declared effective by March 31, 2011, LPC did not terminate the Purchase Agreement. The registration statement was declared effective on May 10, 2011, without any penalty.

After the SEC had declared effective the registration statement related to the transaction, the Company has the right, in their sole discretion, over a 30-month period to sell the shares of common stock to LPC in amounts from $35,000 and up to $500,000 per sale, depending on the Company’s stock price as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $10 million funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances; if issuances are at prices lower than the current exercise price (see Note 6). The warrants have an expiration date of January 2016.

Concurrently, in consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 more shares pro rata as LPC purchases up to the remaining $9.85 million.

During the year ended December 31, 2011, the Company drew $200,000 under the Purchase Agreement and issued 1,119,377 shares of common stock, including 12,183 commitment shares that were earned on a pro-rata basis as described above.

During the year ended December 31, 2012, the Company drew approximately $35,000 under the Purchase Agreement and issued 235,465 shares of common stock, including 2,132 commitment shares that were earned on a pro-rata basis as described above. The Company still has approximately $9,615,000 available on the Purchase Agreement as of December 31, 2012, assuming the Company can meet the requirements contained within the Purchase Agreement.

During the year ended December 31, 2013, the Company did not draw any amount under the Purchase Agreement and issued no shares of common stock. The Purchase Agreement expired in July 2013.

The Company accounted for the 428,571 common stock warrants with ratchet provisions in accordance with ASC 815 whereby the warrants require liability classification. As the warrants are considered a cost of permanent equity, the value of the warrants netted against the equity recognized in additional paid-in capital. See Note 6 for valuation of warrants. The 600,000 shares of common stock issued in connection with the agreement were also considered a cost of permanent equity. However, because the value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital, they were recorded at par value with a corresponding reduction to additional-paid-in capital.

The remaining 600,000 shares that were to be issued pro-rata as the Company draws on the Purchase Agreement were also a cost of capital and are recorded as earned by LPC. The value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital; accordingly, they are recorded at par value with a corresponding reduction to additional-paid-in capital when earned.

Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan

On December 14, 2006, the Company established the 2006 incentive and nonstatutory stock option plan (the “Plan”). The Plan is intended to further the growth and financial success of the Company by providing additional incentives to selected employees, directors, and consultants. Stock options granted under the Plan may be either “Incentive Stock Options” or “Nonstatutory Options” at the discretion of the Board of Directors. The total number of shares of Stock which may be purchased through exercise of Options granted under this Plan shall not exceed ten million (10,000,000) shares, they become exercisable over a period of no longer than five (5) years and no less than 20% of the shares covered thereby shall become exercisable annually.

On October 16, 2007, the Board reviewed the Plan. As such, it determined that the Plan was to be used as a comprehensive equity incentive program for which the Board serves as the Plan administrator; and therefore added the ability to grant restricted stock awards under the Plan.

Under the amended and restated Plan, an eligible person in the Company’s service may acquire a proprietary interest in the Company in the form of shares or an option to purchase shares of the Company’s common stock. The amendment includes certain previously granted restricted stock awards as having been issued under the amended and restated Plan. As of December 31, 2013, 3,307,159 options and 1,747,111 shares have been issued under the plan. As of December 31, 2013, 4,945,730 shares are still issuable under the Plan.

Stock Options

On December 14, 2006, the Company granted options to purchase 1,990,000 shares of common stock to various employees and consultants having a $2.00 exercise price. The value of the options granted was determined to be approximately $4,900,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 99%, expected life of five (5) years, risk free interest rate of 4.73%, market price per share of $3.05, and no dividends. The Company expensed the value of the options over the vesting period of two years for the employees. For non-employees the Company revalued the fair market value of the options at each reporting period under the provisions of ASC 505. On December 14, 2011, 1,970,000 of these options expired while 20,000 were exercised in a prior year.

On December 20, 2007, the Company granted options to purchase 1,038,750 shares of the Company’s common stock to various employees and consultants having an exercise price of $3.20 per share. In addition, on the same date, the Company granted its President and Chief Executive Officer 250,000 and 28,409 options to purchase shares of the Company’s common stock having an exercise price of $3.20 and $3.52, respectively. The value of the options granted was determined to be approximately $3,482,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.09%, market price per share of $3.20, and no dividends. Of the total 1,317,159 options granted on December 20, 2007, 739,659 vested immediately and 27,500 issued to consultants vested monthly over a one year period, and 550,000 of the options vested upon two contingent future events. Management’s belief at the time of the grant was that the events were probable to occur and were within their control, and thus accounted for the remaining vesting under ASC 718 by straight-lining the vesting through the expected date on which the future events were to occur. At the time, management believed that future date was June 30, 2008. This determination was based on the fact that the Company appeared to be on track to receive the permits and the related funding was available. In June 2008, the Company determined that the June 30, 2008 estimate would not be met due to delays in receiving the necessary permits and thus modified the date to September 30, 2008. In September 2008, the Company determined that the September 30, 2008 deadline would not be met due to the difficulty in obtaining financing due to the pending collapse of the capital markets. At that point the remaining unamortized portion was immaterial and thus, the Company expensed the remaining amounts. Although the options were expensed according to ASC 718, the recipients are still not fully vested as the triggering events have not yet occurred. The original grant date fair value of the 550,000 unvested options was $2.70. As of December 20, 2012, all 1,317,159 of these options, less 20,000 that were exercised, have expired.

The Company accounts for the stock options to consultants under the provisions of ASC 505. In accordance with ASC 505, the options awarded to consultants under the 2006 and 2007 Stock Option Grant were re-valued periodically using the Black-Scholes option pricing model over the vesting period. As of December 31, 2011 stock options to consultants were fully vested and expensed. As of December 31, 2012 all options remaining expired without exercise.

In connection with the Company’s 2007 and 2006 stock option awards, during the years ended December 31, 2013, and 2012 and for the period from March 28, 2006 (Inception) to December 31, 2013, the Company recognized stock based compensation, including consultants, of approximately $0, $0, and $4,487,000 to general and administrative expenses and $0, $0, and $4,368,000 to project development expenses, respectively. There is no additional future compensation expense to record at December 31, 2013 based on previous awards.

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010, 2011 2012, and 2013 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-	-
Exercised during the year	-	-
Expired during the year	(2,057,500)	2.00
Outstanding December 31, 2011	1,229,659	$3.21	1.00
Granted during the year	-	-
Exercised during the year	-	-
Expired during the year	(1,229,659)	3.21
Outstanding December 31, 2012	-	$-	-
Exercised during the year	-	-
Expired during the year	-	-
Outstanding December 31, 2013	-	$-	-

There were no amounts received for the exercise of stock options in 2013 or 2012.

Private Offerings

On January 5, 2007, the Company completed a private offering of its stock, and entered into subscription agreements with four accredited investors. In this offering, the Company sold an aggregate of 278,500 shares of the Company’s common stock at a price of $2.00 per share for total proceeds of $557,000. The shares of common stock were offered and sold to the investors in private placement transactions made in reliance upon exemptions from registration pursuant to Section 4(2) under the Securities Act of 1933. In addition, the Company paid $12,500 in cash and issued 6,250 shares of their common stock as a finder’s fee.

On December 3, 2007 and December 14, 2007, the Company issued an aggregate of 5,740,741 shares of common stock at $2.70 per share and issued warrants to purchase 5,740,741 shares of common stock for gross proceeds of $15,500,000. The warrants have an exercise price of $2.90 per share and expire five years from the date of issuance. See Note 7 for additional information on these warrants.

The original value of the warrants was determined to be approximately $15,968,455 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends. The relative fair value of the warrants did not have an impact on the financial statements as they were issued in connection with a capital raise and recorded as additional paid-in capital.

The warrants were subject to “full-ratchet” anti-dilution protection in the event the Company (other than excluded issuances, as defined) issued any additional shares of stock, stock options, warrants or securities exchangeable into common stock at a price of less than $2.90 per share. If the Company issued securities for less $2.90 per share then the exercise price for the warrants shall be adjusted to equal the lower price. See Note 6, for additional information regarding these warrants.

In connection with the capital raise, the Company paid $1,050,000 to placement agents, $90,000 in legal fees and issued warrants for the purchase of 222,222 shares of common stock. The warrants were valued at $618,133 based on the Black-Scholes assumptions above as recorded as a cost of the capital raised by the Company.

Issuance of Common Stock related to Employment Agreements

In January 2007, the Company issued 10,000 shares of common stock to an employee in connection with an employment agreement. The shares were valued on the initial date of employment at $40,000 based on the closing market of the Company’s common stock on that date.

On February 12, 2007, the Company entered into an employment agreement with a key employee, and simultaneously entered into a consulting agreement with an entity controlled by such employee; both agreements were effective March 16, 2007. Under the terms of the consulting agreement, the consulting entity received 50,000 restricted shares of the Company’s common stock. The common stock was valued at approximately $275,000 based on the closing market price of the Company’s common stock on the date of the agreement. The shares vested in equal quarterly installments on February 12, 2007, June 1, December 1, and December 1, 2007. The Company amortized the entire fair value of the common stock of $275,000 over the vesting period during the year ended December 31, 2007. No additional issuances were made in 2008, 2009, 2010, 2011, 2013 and 2013.

Shares Issued for Services

Throughout the year ended December 31, 2013, the Company issued 75,000 shares of common stock for legal services provided, which compares to 389,752 shares for the same services in 2012. In connection with this issuance the Company recorded approximately $9,100 in legal expense which is included in general and administrative expense, which compares to approximately $83,000 in 2012.

Throughout the year ended December 31, 2013, the company issued no shares of common stock for consulting services provided, which compares to 13,889 shares for consulting services in 2012. In connection, the Company recorded approximately zero in consulting expenses, which compares to approximately $2,100 in 2012.

Shares Issued for Settlement of Accrued Expenses

On December 27, 2012, the Company issued 527,980 shares of common stock in lieu of cash for back rent owed of $93,528. In connection with this issuance the Company recorded a gain on the settlement of accrued rent expenses of $24,891 which is included in the accompanying statement of operations.

On October 14, 2013, the Company issued 9,847,501 shares of common stock in lieu of cash for back pay owed to Company employees of approximately $123,000. In connection with this issuance the Company recorded a gain on the settlement of accrued payroll expenses of $24,619 which is included in the accompanying statement of operations.

Private Placement Agreements

During the year ended December 31, 2007, the Company entered into various placement agent agreements, whereby payments are only ultimately due if capital is raised. Nothing has been paid on these, other than as previously disclosed. As of December 31, 2013, all of these placement agent agreements have expired.

Warrants Issued

See Notes 5, 6, 9 and 10 for warrants issued with debt and equity financings.

On August 27, 2009, the Company entered into a six month consulting agreement. Pursuant to the agreement, the Company granted the consultant a warrant to purchase 100,000 shares of common stock at an exercise price of $3.00 per share. The value of the warrant issued was determined to be approximately $8,300 based on the Black-Scholes option pricing model using the following assumptions: volatility of 108%, expected life of one (1) year, risk free interest rate of 2.48%, market price per share of $0.80, and no dividends. The value of the warrants was expensed during the year ended December 31, 2009. These warrants expired on August 27, 2010.

On December 15, 2010, the Company issued to Arnold Klann, a Director and Executive at the Company, a warrant to purchase 500,000 shares of common stock at an exercise price of $0.50 per share pursuant to a loan agreement. See Note 10.

On January 19, 2011, the Company issued to Lincoln Park Capital, a warrant to purchase 428,571 shares of common stock at an exercise price of $0.55 per share pursuant to a stock purchase agreement. See Note 9.

Warrants Cancelled

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. (see Note 6).

Warrants Exercised

Some of our warrants contain a provision in which the exercise price is to be adjusted for future issuances of common stock at prices lower than their current exercise price.

In 2012, certain shareholders’ owning an aggregate of 5,740,741 warrants made claims of the Company that the exercise price of their warrants should have been adjusted due to a certain issuance of common shares by the Company. The Company believed that said issuance would not trigger adjustment based on the terms of the respective agreements.

On December 4, 2012, these shareholders presented exercise forms to the Company to exercise all 5,740,741 warrants for a like amount of common shares. The warrants were exercised at $0.00, which is the amount the shareholders’ believed the new exercise price should be based the ratchet provision and their claims.

On February 26, 2013, the Company received notice that the Court issued an Order in connection with these certain shareholders’ claims of breach of contract and declaratory relief related to 5,740,741 warrants issued by the Company (see Note 7).

Pursuant to the Order, the Court ruled in favor of the shareholders on the two claims, finding that the Warrants contain certain anti-dilution protective provisions which provide for the re-adjustment of the exercise price of such Warrants upon certain events and that such exercise price per share of the Warrants must be decreased to $0.00.

The Company has considered these warrants exercised based on the notice of exercise received from the respective shareholders in December 2012. The Company determined, that based on the Order by the Court a ratchet event had taken place based on the Order and claims made. The Company used December 4, 2012 as the date in which the new terms were considered to be in force based on the Shareholders’ notice to exercise on that date and the Courts subsequent Order that allowed the Shareholders to do so.

As such, the modification of the exercise price was treated as an extinguishment of the warrants under the previous terms, with a revaluation of the warrants with new terms. As such, the warrant liability was valued immediately before extinguishment with the gain/loss recognized through earnings and remaining value reclassified to equity. Because there was only approximately one week of remaining life under the unmodified terms and because the previous exercise price was out of the money ($2.90) compared to the price of our common stock on the day of extinguishment ($0.14), the warrant value upon extinguishment was considered to be near zero based on a Black-Scholes calculation, which also used volatility of 104.2% and risk-free rate of 0.07%. Because the warrant liability was also valued near zero as of December 31, 2012, there was no value transferred to equity.

Warrants Outstanding

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009, 2010, 2011, 2012, and 2013 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	2.90
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	2.92
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20
Issued during the year	-	-
Exercised during the year	(5,740,741)	0.00
Expired during the year	(445,963)	0.28
Outstanding and exercisable at December 31, 2012	928,571	0.52	1.92
Issued during the year	-
Exercised during the year	-	-
Expired during the year	(500,000)	0.50
Outstanding and exercisable at December 31, 2012	428,571	$0.55	2.04

Equity Facility Agreement

On March 28, 2012, BlueFire finalized a committed equity facility (the “Equity Facility”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), whereby the parties entered into (i) a committed equity facility agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), TCA shall commit to purchase up to $2,000,000 of BlueFire’s common stock, par value $0.001 per share (the “Shares”), pursuant to Advances (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an “Advance”) to BlueFire, subject to the terms of the Equity Agreement. The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise. As further consideration for TCA entering into and structuring the Equity Facility, BlueFire shall pay to TCA a fee by issuing to TCA that number of shares of BlueFire’s common stock that equal a dollar amount of $110,000 (the “Facility Fee Shares”). It is the intention of BlueFire and TCA that the value of the Facility Fee Shares shall equal $110,000. In the event the value of the Facility Fee Shares issued to TCA does not equal $110,000 after a nine month evaluation date, the Equity Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to BlueFire’s treasury) to adjust the number of Facility Fee Shares issued. BlueFire also entered into the Registration Rights Agreement with TCA. Pursuant to the terms of the Registration Rights Agreement, BlueFire was obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. BlueFire must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 90 days following closing. Penalty for not getting the registration statement effective is capped at $20,000. Although no assurances can be made, Management does not believe penalties will be incurred as the delay in registration was caused by the terms of the agreement, which were substantially provided by and approved by TCA.

In connection with the issuance of approximately 280,000 shares for the $110,000 facility fee as described above, the Company capitalized said amount within deferred financings costs in the accompanying balance sheet as of March 31, 2012, along with other costs incurred as part Equity Facility and the Convertible Note described below. Additional costs related to the Equity Facility and paid from the funds of the Convertible Note described below, were approximately $60,000. Aggregate costs of the Equity Facility were $170,000. Because these costs were to access the Equity Facility, earned by TCA regardless of the Company drawing on the Equity Facility, and not part of a funding, they are treated akin to debt costs The deferred financings costs related to the Equity Facility were to be amortized over one (1) year on a straight-line basis. The Company believed the accelerated amortization, which is less than the two year Equity Facility term, was appropriate based on substantial doubt about the Company’s ability to continue as a going concern. As of December 31, 2012 and through the date of this filing, the ability to draw on the equity facility was restricted due to the delay in getting the related registration statement effective. Because the Company is unable to draw on the equity facility, and because the effectiveness of the registration statement is uncertain through the date of this filing, the Company determined that the remaining deferred financing costs of approximately $27,000 should be written off as of December 31, 2012.

On March 28, 2012, BlueFire entered into a security agreement (the “Security Agreement”) TCA, related to a $300,000 convertible promissory note issued by BlueFire in favor of TCA (the “Convertible Note”). The Security Agreement grants to TCA a continuing, first priority security interest in all of BlueFire’s assets, wheresoever located and whether now existing or hereafter arising or acquired. On March 28, 2012, BlueFire issued the Convertible Note in favor of TCA. The maturity date of the Convertible Note is March 28, 2013, and the Convertible Note bears interest at a rate of twelve percent (12%) per annum. The Convertible Note is convertible into shares of BlueFire’s common stock at a price equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) trading days immediately prior to the date of conversion. The Convertible Note may be prepaid in whole or in part at BlueFire’s option without penalty. The proceeds received by the Company under the purchase agreement are expected to be used for general working capital purposes which include costs expected to be reimbursed under the DOE cost share program.

In connection with the Convertible Note, approximately $93,000 was withheld and immediately disbursed to cover costs of the Convertible Note and Equity Facility described above. The costs related to the Convertible Note were $24,800 which are capitalized as deferred financing costs in the accompanying balance sheet as of December 31, 2012; and will be amortized on a straight-line basis over the term of the Convertible Note. In addition, $7,500 was dispersed to cover second quarter 2012 legal fees. After said costs, the Company received approximately $207,000 in cash from the Convertible Note.

This note contains an embedded conversion feature whereby the holder can convert the note at a discount to the fair value of the Company’s common stock price. Based on applicable guidance the embedded conversion feature is considered a derivative instrument and bifurcated. This liability is recorded on the face of the financial statements as “derivative liability”, and must be revalued each reporting period. During the years ended December 31, 2013, and 2012, the Company amortized deferred financing costs and recorded as expenses approximately $21,000 and $63,000, respectively, related to the convertible note financing costs.

The Company discounted the note by the fair market value of the derivative liability upon inception of the note. This discount will be accreted back to the face value of the note over the note term. During the years ended December 31, 2013, and 2012, the Company recorded approximately $39,000 and $123,000, respectively, in discount amortization and approximately $66,000 and $27,000, respectively, in interest expense related to the note.

Using the Black-Scholes pricing model, with the inputs listed below, we calculated the fair market value of the conversion feature to be approximately $162,000 at the notes inception. The Company revalued the conversion feature at December 31, 2012, and December 31, 2013, in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying statement of operations for the periods ending December 31, 2013, and 2012, of approximately $44,000, and $102,000, respectively.

	December 31, 2013	December 31, 2012	March 28, 2012
Annual dividend yield	-	-	-
Expected life (years)	0.00	0.24	1.00
Risk-free interest rate	0.01%	0.16%	0.19%
Expected volatility	159%	77%	119%

Liability Purchase Agreement

On December 9, 2013, The Circuit Court of the Second Judicial Circuit in and for Leon County, Florida (the “Court”), entered an order (the “Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act of 1933, in accordance with a stipulation of settlement (the “Settlement Agreement”) between the Company, and Tarpon Bay Partners, LLC, a Florida limited liability company (“Tarpon”), in the matter entitled Tarpon Bay Partners, LLC v. BlueFire Renewables, Inc., Case No. 2013-CA-2975 (the “Action”). Tarpon commenced the Action against the Company on November 21, 2013 to recover an aggregate of $583,710 of past-due accounts payable of the Company, which Tarpon had purchased from certain creditors of the Company pursuant to the terms of separate receivable purchase agreements between Tarpon and each of such vendors (the “Assigned Accounts”), plus fees and costs (the “Claim”). The Assigned Accounts relate to certain legal, accounting, financial services, and the repayment of aged debt. The Order provides for the full and final settlement of the Claim and the Action. The Settlement Agreement became effective and binding upon the Company and Tarpon upon execution of the Order by the Court on December 9, 2013. Notwithstanding anything to the contrary in the Stipulation, the number of shares beneficially owned by Tarpon will not exceed 9.99% of the Company’s Common Stock. In connection with the Settlement Agreement, the Company relied on the exemption from registration provided by Section 3(a)(10) under the Securities Act.

Pursuant to the terms of the Settlement Agreement approved by the Order, the Company shall issue and deliver to Tarpon shares (the “Settlement Shares”) of the Company’s Common Stock in one or more tranches as necessary, and subject to adjustment and ownership limitations, sufficient to generate proceeds such that the aggregate Remittance Amount (as defined in the Settlement Agreement) equals the Claim. In addition, pursuant to the terms of the Settlement Agreement, the Company issued to Tarpon a convertible promissory note in the principal amount of $25,000 (the “Tarpon Initial Note”). Under the terms of the Tarpon Initial Note, the Company shall pay Tarpon $25,000 on the date of maturity which is January 30, 2014. This Note is convertible by Tarpon into the Company’s Common Shares (See Note 5).

Pursuant to the fairness hearing, the Order, and the Company’s agreement with Tarpon, on December 23, 2013, the Company issued the Tarpon Success Fee Note in the principal amount of $50,000 in favor of Tarpon as a commitment fee. The Tarpon Success Fee Note is due on June 30, 2014. The Tarpon Success Fee Note is convertible into shares of the Company’s common stock (See Note 5).

In connection with the settlement, on December 18, 2013 the Company issued 6,619,835 shares of Common Stock to Tarpon in which gross proceeds of $29,802 were generated from the sale of the Common Stock. In connection with the transaction, Tarpon received fees of $7,450 and providing payments of $22,352 to settle outstanding vendor payables. Subsequent to December 31, 2013, the Company issued Tarpon 61,010,000 shares of Common Stock. The Company cannot reasonably estimate the amount of proceeds Tarpon expects to receive from the sale of these shares which will be used to satisfy the liabilities. Any shares not used by Tarpon are subject to return to the Company. Accordingly, the Company accounts for these shares as issued but not outstanding until the shares have been sold by Tarpon and the proceeds are known. Net proceeds received by Tarpon are included as a reduction to accounts payable or other liability as applicable, as such funds are legally required to be provided to the party Tarpon purchased the debt from. As of December 31, 2013, only 2,075,540 of the initial 6,619,835 shares had been sold by Tarpon, for gross proceeds of $12,560, of which $9,420 was used to settle outstanding liabilities and the remainder applied to Tarpon fees, and charged to stock compensation in the accompanying consolidated financial statements. Shares in which are held by Tarpon at each reporting period are accounted for as issued but not outstanding.